Selected American Shares Class / Ticker: S (SLASX), D (SLADX)

SUMMARY PROSPECTUS May 1, 2010

Before you invest, you may want to review Selected American Shares’ statutory prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s statutory prospectus and other information about the fund online at http://www.selectedfunds.com/prospectus.html. You can also get this information at no cost by calling 1-800-243-1575. The current statutory prospectus and statement of additional information, dated May 1, 2010, and most recent shareholder report are incorporated by reference into this summary prospectus. Click here to view the fund’s statutory prospectus or statement of additional information.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Investment Objective

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, income is expected to be low.

Fees and Expenses of Selected American Shares

This table describes the fees and expenses that you may pay if you buy and hold shares of Selected American Shares.

Shareholder Fees	Class S	Class D
(fees paid directly from your investment)	shares	shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Annual Fund Operating Expenses	Class S	Class D
(expenses that you pay each year as a percentage of the value of your investment)	shares	shares

Management Fees(1)	0.54%	0.54%

Distribution and/or service (12b-1) Fees	0.25%	0.00%

Other Expenses	0.15%	0.07%

Total Annual Operating Expenses	0.94%	0.61%

(1) Management fees have been revised because on July 1, 2009, management fees were reduced by eliminating all management fee breakpoints in excess of 0.55%.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Selected American Shares for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S shares	$96	$300	$520	$1,155

Class D shares	$62	$195	$340	$762

Portfolio Turnover

Selected American Shares pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

Davis Selected Advisers, L.P., (“Davis Advisors” or the “Adviser”) the fund’s investment adviser, uses the Davis Investment Discipline to invest at least 80% of Selected American Shares’ net assets, plus any borrowing for investment purposes, in a diversified portfolio of common stock issued by American companies with market capitalizations of at least $10 billion. While the fund invests primarily in U.S. companies, it may also invest in foreign companies.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors’ goal is to invest in companies for the long term. Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive.

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Principal Risks of Investing in Selected American Shares

Investors in Selected American Shares should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the fund are:

Market risk: The market value of shares of common stock can change rapidly and unpredictably and have the potential for loss.

Company risk: Common stock represents ownership positions in companies. Over time, the market value of a common stock should reflect the success or failure of the company issuing the stock.

Financial Services risk: Investing a significant portion of assets in the financial services sector may cause the fund to be more sensitive to problems affecting financial companies.

Foreign Country risk: Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.

Headline risk: The fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While Davis Advisors researches companies subject to such contingencies, they cannot be correct every time, and the company’s stock may never recover.

Fees and Expenses risk: All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance Results

The bar chart below provides some indication of the risks of investing in the Selected American Shares by showing how the fund’s investment results have varied from year to year. The following table shows how the fund’s average annual total returns for various periods compare with those of the S&P 500® Index. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated information on the fund’s results can be obtained by visiting www.selectedfunds.com or by calling 1-800-243-1575.

After-tax returns are shown only for Class S shares; after-tax returns for Class D shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Selected American Shares
Calendar Year Total Returns for Class S Shares
for the years ended December 31

Highest/Lowest quarterly results during this time period were:
Highest  21.04% for the quarter ended June 30, 2009
Lowest  (24.36)% for the quarter ended December 31, 2008

Selected American Shares Average Annual Total Returns for the periods ended December 31, 2009

	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class

Class S shares return before taxes	31.64%	1.12%	2.24%	N/A

Class S shares return after taxes on distributions	31.48%	0.99%	1.84%	N/A

Class S shares return after taxes on distributions and sale of fund shares	20.76%	0.96%	1.77%	N/A

Class D shares return before taxes	32.06%	1.44%	N/A	2.84%

S&P 500® Index	26.46%	0.42%	(0.95)%	N/A

Investment Adviser

Davis Selected Advisers, L.P., serves as Selected American Shares’ investment adviser.

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Sub-Adviser

Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the Adviser, serves as the fund’s sub-adviser.

Portfolio Managers

Primary Title with Investment
Experience with this Fund	Adviser or Sub-Adviser

Christopher Davis Since December 1994	Chairman Davis Selected Advisers, L.P.

Kenneth Feinberg Since May 1998	Vice President Davis Selected Advisers-NY, Inc.

Purchase and Sale of Fund Shares

	Class S shares	Class D shares

Minimum Initial Investment	$1,000	$10,000	(1)

Minimum Additional Investment	$25	$25

(1) Class D shares may not be available for purchase through some financial intermediaries.

You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Selected Funds c/o State Street Bank and Trust Company, P.O. Box 8243, Boston, MA 02266-8243, telephoning 1-800-243-1575 or accessing Selected Funds’ website (www.selectedfunds.com).

Tax Information

Distributions may be taxed as ordinary income or capital gains by federal, state and local authorities.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Selected American Shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the fund’s statutory prospectus or statement of additional information.

Investment Company Act File No. 811-51

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Davis Selected Advisers, L.P. 2949 East Elvira Road, Suite 101 Tucson, AZ 85756 800-243-1575 selectedfunds.com